UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment  [x ]; Amendment Number: 4

This Amendment (Check only one.):  [ x   ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       The Southern Fiduciary Group Inc.
Address:    2325 Crestmoor Road, Suite 202
P.O. Box 158947
Nashville, Tennessee 37215

13F File Number:    28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    April 26, 1999

Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY;

NUMBER OF OTHER INCLUDED MANAGERS:      NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:  67

FORM 13F INFORMATION TABLE VALUE TOTAL: $150,428,000

LIST OF OTHER INCLUDED MANAGERS:

NONE

Form 13F-HR
  NAME		              TITLE OF            	VALUE   	SHARES/	SH/  INVSTMT   	OTHER      VOTING AUTH
OF ISSUER              CLASS     CUSIP   (x$1000)  PRN AMT		PRN  DSCRETN  MANAGER		SOLE   SHARED  NONE
COMMON STOCK
Allegheny Teledyne Inc  	COM    	017415100   4,275   225,735  SH 	SOLE     	NONE	    87,300  0      138,435
American Healthcorp     	COM     02649V104    	367	   48,140 	SH 	SOLE      NONE     18,600  0       29,540
American Int'l Group    	COM    	026874107    	724	    6,000  SH		SOLE     	NONE     	2,300  0        3,700
Bancorp South           	COM    	059692103    	291   	18,168  SH 	SOLE     	NONE	     7,000  0       11,168
Belo (A.H.) Cl A        	COM    	080555105   5,731   314,000  SH 	SOLE     	NONE	   121,500  0      192,500
Berkshire Hath Cl`B'    	COM    	084670207   3,280     1,395  SH		SOLE     	NONE       	500	 0         	895
Berry Petroleum `A'     	COM    	085789105   7,328   666,208  SH		SOLE     	NONE	   257,800  0      408,408
Bristol-Myers           	COM    	110122108 	 1,338    20,858  SH 	SOLE     	NONE	     8,100  0       12,758
Calif Coastal           	COM    	129915104    	727   111,789  SH 	SOLE   	  NONE	    43,300  0       68,489
Channell Commercial     	COM	    159186105    	210	   23,870  SH 	SOLE      NONE	     9,200  0      	14,670
Chieftain Int'l Inc     	COM    	16867C101    	718	   58,600 	SH		SOLE     	NONE	    22,700  0       35,900
Coca-Cola Co            	COM	    191216100   1,913    31,175  SH 	SOLE     	NONE 	   12,100  0       19,075
Crawford & Co `A'       	COM    	224633206    	300	   29,436 	SH 	SOLE     	NONE	    11,400  0       18,036
Crawford & Co `B'       	COM    	224633107    	666	   63,786  SH		SOLE      NONE	    24,700  0       39,086
Disney (Walt) Co        	COM    	254687106  	3,514   112,911  SH 	SOLE      NONE	    43,700  0       69,211
Dynegy Inc              	COM    	26816L102 	 2,901   206,300  SH 	SOLE      NONE	    79,800  0      126,500
Exxon Corp              	COM    	302290101    	478	    6,780  SH 	SOLE      NONE      2,600  0        4,180
Federal Home Loan       	COM    	313400301 	 4,904    85,571 	SH		SOLE     	NONE	    33,100  0       52,471
Fund American Cos       	COM    	360768105   1,683    12,650 	SH		SOLE     	NONE	     4,900  0       	7,750
General Electric        	COM    	369604103   2,048    18,510 	SH		SOLE     	NONE	     7,200 	0       11,310
Gillette Co             	COM    	375766102   2,954    49,696 	SH		SOLE     	NONE	    19,200  0       30,496
Great Lakes Chemicl      COM    	390568103 	   614	   16,700 	SH		SOLE     	NONE	     6,500  0       10,200
GTech Holdings          	COM    	400518106 	 4,607   189,000  SH		SOLE     	NONE	    73,100  0      115,900
Hancock Fabrics         	COM    	409900107    	461	   73,070  SH 	SOLE      NONE     28,300  0       44,770
Hanson Trust ADR        	COM    	411352305 	 1,410    32,050  SH		SOLE     	NONE	    12,400  0       19,650
Harcourt General        	COM    	41163G101 	 2,300    51,915  SH		SOLE     	NONE	    20,100  0       31,815
HCC Ins Hldgs           	COM    	404132102  	6,391   332,010  SH 	SOLE      NONE    128,500  0      203,510
Imperial Tobacco PLC    	COM	    453142101 	 2,166   106,980  SH 	SOLE      NONE	    41,400  0       65,580
JLK Direct Dist 'A'     	COM     46621C105    	342	   36,500 	SH		SOLE   	  NONE	    14,100  0       22,400
JPS Packaging           	COM    	46623H102    	433	   99,035  SH 	SOLE      NONE	    38,300  0       60,735
Lab Holdings            	COM    	505353102 	 7,717   464,192 	SH 	SOLE   	  NONE	   226,190  0      238,002
Lee Enterprises         	COM    	523768109  	2,992   103,175 	SH 	SOLE   	  NONE	    39,900  0       63,275
Leucadia Natl Corp      	COM    	527288104 	 1,065    35,200 	SH 	SOLE     	NONE	    13,600  0       21,600
Loews Corp              	COM    	540424108  	2,201    29,495  SH		SOLE      NONE 	   11,400  0       18,095
McCormick & Co          	COM    	579780206  	1,093    37,700  SH 	SOLE      NONE     14,600  0       23,100
Media General           	COM    	584404107 	   795    17,100  SH 	SOLE      NONE      6,600  0       10,500
Merck & Co	              COM    	589331107    	288	    3,600  SH 	SOLE      NONE	     1,400	 0       	2,200
Minorco ADR	             COM    	604340307    	950	   55,900  SH 	SOLE      NONE	    21,600  0       34,300
Natl Commerce Bancorp   	COM    	635449101    	308	   13,500  SH 	SOLE   	  NONE     	5,200  0        8,300
Natl Health Realty      	COM    	635905102    	890	   80,878  SH 	SOLE      NONE	    31,300  0       49,578
Natl Healthcare Corp    	COM    	635906100    	657	   80,878  SH 	SOLE   	  NONE 	   31,300  0       49,578
National Presto Ind     	COM    	637215104    	361    10,200  SH 	SOLE   	  NONE 	    3,900  0        6,300
National Svc Indus      	COM    	637657107   4,658   136,749 	SH 	SOLE      NONE 	   52,900  0       83,849
OPTi Inc                 COM    	683960108	  2,736   481,040  SH 	SOLE      NONE    308,120  0      172,920
Philip Morris Cos       	COM    	718154107	  4,557   129,515 	SH 	SOLE      NONE     50,100  0       79,415
Prison Realty Trst Inc   COM    	74264N105	 20,721 1,188,292  SH 	SOLE      NONE    536,300  0      651,992
Procter & Gamble        	COM    	742718109	  1,014    10,350  SH 	SOLE      NONE	     4,000  0        6,350
Raychem Corp            	COM    	754603108	  1,648    73,046 	SH		SOLE   	  NONE	    28,300  0       44,746
Response Oncology       	COM    	761232107	  1,547   515,584  SH 	SOLE   	  NONE	   199,500  0      316,084
RJR Nabisco Holdings    	COM    	74960K108    	300	   12,000  SH 	SOLE   	  NONE	     4,600  0        7,400
Ryerson Tull Inc        	COM    	783755101	    693  	 47,153 	SH		SOLE      NONE	    18,200  0       28,953
Scripps 'A', E W         COM    	811039106	  2,234    50,475  SH 	SOLE   	  NONE	    19,500  0       30,975
Snyder Oil Corp         	COM    	833482102    	892    60,200  SH 	SOLE   	  NONE	    23,300  0       36,900
Syntroleum Corp	         COM    	871630109 	 6,581 1,074,520 	SH 	SOLE      NONE	   454,900  0      619,620
Texas Utilities	         COM    	882848104 	 1,074    25,560  SH		SOLE   	  NONE	     9,900  0       15,660
Tidewater Inc           	COM    	886423102 	 3,670   141,825  SH 	SOLE   	  NONE	    54,900  0       86,925
Tokio Marine/Fire	       COM    	889090403    	511	    9,100  SH 	SOLE   	  NONE	     3,500  0        5,600
Union Pacific Resrces   	COM    	907834105    	566  	 47,635 	SH		SOLE   	  NONE	     18,400 0       29,235
UNUM Corp                COM     903192102 	 1,265    26,598 	SH 	SOLE   	  NONE	     10,300 0       16,298
Vulcan Materials        	COM    	929160109 	 1,680    40,677 	SH 	SOLE   	  NONE	     15,700 0       24,977
Wal-Mart Stores	         COM    	931142103 	 1,746    18,943  SH 	SOLE   	  NONE	      7,300 0       11,643
Washington Post`B'	      COM    	939640108    	717   	 1,374  SH 	SOLE   	  NONE	        500	0         	874
Wesco Financial	         COM    	950817106 	 1,014     3,000  SH 	SOLE   	  NONE	      1,200 0        1,800
CONVERTIBLE PREFERRED STOCKS
Chieftain Intl $1.8125   PFD CV  402033302 	 2,632   110,800  SH  SOLE     	NONE      42,900 0 	     67,900
CONVERTIBLE BONDS
Am Rtrmnt 5.75% 10/1/02  CV BD	  028913AA9   2,402  2,920,000 PRN SOLE     	NONE   1,129,700 0 	 	1,790,300
J Alxndrs Cp 8.25% 6/1/03CV BD   466096AA2      10     10,000 PRN SOLE     	NONE      	3,900 0        6,100
Pride Ptrl 6.25% 2/15/06	CV BD  	741541AA4   1,170  1,270,000 PRN SOLE     	NONE	    491,400 0      778,600
GRAND TOTALS                            			150,428

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